Income taxes	12 Months Ended
Mar. 31, 2012
Income taxes [Abstract]
Income taxes
9.	Income taxes:

(a)

The Company recognizes interest and penalties related to uncertain tax positions in income tax expense. As of March 31, 2012, the Company had no accrued interest related to uncertain tax positions due to available tax loss carry forwards. The tax years 2008 through 2012 remain open to examination by the major taxing jurisdictions to which the Company is subject.

The Company evaluates its deferred tax assets to determine if any adjustments to its valuation allowances are required. As part of this analysis, the Company could not reach the required conclusion that it would be able to more likely than not realize the value of both its U.S. and Canadian net deferred tax assets in the future. As a result, the Company has a non-cash valuation allowance of $57.2 million against the full value of the Company’s net deferred tax assets.

The significant items comprising the Company’s net deferred tax assets at March 31, 2012 and March 26, 2011 are as follows:

	Fiscal Year Ended
	March 31, 2012	March 26, 2011
	(In thousands)
Deferred tax assets:
Loss and tax credit carry forwards	$41,018	$41,576
Difference between book and tax basis of property and equipment	4,015	5,165
Interest expense limitations carry forward	5,127	3,820
Inventory allowances	834	1,231
Other reserves not currently deductible	1,080	1,069
Capital lease obligation	3,759	3,915
Expenses not currently deductible	1,276	725
Other	134	294

Net deferred tax asset before valuation allowance	57,243	57,795
Valuation allowance	(57,243)	(57,795)

Net deferred tax asset	$–	$–

The following table reconciles the unrecognized tax benefits at March 31, 2012 and March 26, 2011:

	Fiscal Year Ended
	March 31, 2012	March 26, 2011
	(In thousands)
Unrecognized tax benefits at the beginning of the year	$–	$–
Gross increase – tax position in current period	332	444
Applied against certain element of deferred tax assets	(332)	(444)

Unrecognized tax benefits at the end of the year	$–	$–

All unrecognized tax benefits would affect the effective tax rate if recognized.

The Company’s income tax expense (benefit) consists of the following components:

	Fiscal Year Ended
	March 31, 2012	March 26, 2011	March 27, 2010
	(In thousands)
Income tax expense (benefit):
Current	$332	$444	$461
Deferred	(820)	(4,789)	(7,266)
Valuation allowance	511	4,369	6,803

Income tax expense (benefit)	$23	$24	$(2)

The Company’s current federal tax payable at March 31, 2012, March 26, 2011, and March 27, 2010, was $25,000 for each of these three years.

The Company’s provision (benefit) for income taxes varies from the amount computed by applying the statutory income tax rates for the reasons summarized below:

	Fiscal Year Ended
	March 31, 2012	March 26, 2011	March 27, 2010
Canadian statutory rate	27.5%	29.3%	30.9%
Rate differential for U.S. operations	(139.1)%	13.9%	6.7%
Adjustment to valuation allowance	493.9%	(62.4)%	(37.2)%
Utilization of unrecognized losses and other tax attributes	(395.5)%	17.8%	–
Permanent differences and other	22.7%	1.1%	(0.4)%

Total	9.5%	(0.3)%	0.0%

(b)	At March 31, 2012, the Company had federal non-capital losses of Cdn$20.3 million and investment tax credits (“ITC’s”) in Canada of Cdn$260,000 which will expire between 2022 and 2032.

(c)

As of March 31, 2012, Mayors had federal and state net operating loss carry forwards in the U.S. of approximately $102.8 million and $93.7 million, respectively. Due to Section 382 limitations from the change in ownership for the year ended March 29, 2003, the utilization of approximately $35.3 million of the pre-acquisition net operating loss carry forwards is limited to approximately $953,000 on an annual basis through 2022. The federal net operating loss carry forwards expire beginning in fiscal 2020 through fiscal 2032 and the state net operating loss carry forwards expire beginning in fiscal 2018 through fiscal 2032. Mayors also has an alternative minimum tax credit carry forward of approximately $1.0 million to offset future federal income taxes.